Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments And Risk Management [Abstract]
Unrealized Risk Management Position

As at December 31	2012	2011

Risk Management Asset
Current	$479	$1,806
Long-term	111	241
	590	2,047

Risk Management Liability
Current	5	1
Long-term	10	6
	15	7
Net Risk Management Asset	$575	$2,040

Summary of Unrealized Risk Management Positions - By Product

As at December 31	2012			2011
	Risk Management			Risk Management
	Asset	Liability	Net	Asset	Liability	Net

Commodity Prices
Natural gas	$545	$6	$539	$2,032	$7	$2,025
Crude oil	45	-	45	-	-	-
Power	-	9	(9)	15	-	15
Total Fair Value	$590	$15	$575	$2,047	$7	$2,040

Commodity Price Positions

COMMODITY PRICE POSITIONS AS AT DECEMBER 31, 2012

	Notional Volumes		Term	Average Price		Fair Value

Natural Gas Contracts
Fixed Price Contracts
NYMEX Fixed Price	1,515	MMcf/d	2013	4.39	US$/Mcf	$462
NYMEX Fixed Price	748	MMcf/d	2014	4.22	US$/Mcf	51
NYMEX Fixed Price	825	MMcf/d	2015	4.37	US$/Mcf	41

Options			2013			(3)

Basis Contracts (1)			2013-2016			(14)

Other Financial Positions						2
Natural Gas Fair Value Position						539

Crude Oil Contracts
Fixed Price Contracts
Brent Fixed Price	9.3	Mbbls/d	2013	108.22	US$/bbl	4

Basis Contracts (2)			2013-2015			41
Crude Oil Fair Value Position						45

Power Purchase Contracts
Fair Value Position						(9)
Total Fair Value						$575

(1)

Encana has entered into swaps to protect against widening natural gas price differentials between production areas in Canada.  These basis swaps are priced using both fixed price differentials and differentials determined as a percentage of NYMEX.

(2)	Encana has entered into swaps to protect against widening oil price differentials between production areas in Canada and the U.S. These basis swaps are priced using fixed price differentials.

Earnings Impact Of Realized And Unrealized Gains (Losses) On Risk Management Positions

	Realized Gain (Loss)
For the years ended December 31	2012	2011	2010

Revenues, Net of Royalties	$2,149	$955	$1,207
Transportation and Processing	12	(7)	(4)
Gain on Risk Management	$2,161	$948	$1,203

	Unrealized Gain (Loss)
For the years ended December 31	2012	2011	2010

Revenues, Net of Royalties	$(1,441)	$854	$947
Transportation and Processing	(24)	25	(2)
Gain (Loss) on Risk Management	$(1,465)	$879	$945

Reconciliation Of Unrealized Risk Management Positions

	2012		2011	2010
	Fair Value	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)

Fair Value of Contracts, Beginning of Year	$2,040
Change in Fair Value of Contracts in Place at Beginning of Year
and Contracts Entered into During the Year	696	$696	$1,827	$2,148
Fair Value of Contracts Realized During the Year	(2,161)	(2,161)	(948)	(1,203)
Fair Value of Contracts, End of Year	$575	$(1,465)	$879	$945

Results In Unrealized Gains And Losses Of Fluctuations In Commody Prices

	2012		2011
	10% Price Increase	10% Price Decrease	10% Price Increase	10% Price Decrease

Natural gas price	$(446)	$446	$(305)	$305
Crude oil price	(20)	20	-	-
Power price	6	(6)	6	(6)

Timing Of Cash Outflows To Financial Liabilities

	Less Than 1 Year	1 - 3 Years	4 - 5 Years	6 - 9 Years	Thereafter	Total

Accounts Payable and Accrued Liabilities	$2,003	$-	$-	$-	$-	$2,003
Risk Management Liabilities	5	8	2	-	-	15
Long-Term Debt (1)	963	1,793	1,464	2,982	6,874	14,076

(1) Principal and interest.